Fees Summary	Nov. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 738,000
Previously Paid Amount	0.00
Total Fee Amount	112.99
Total Offset Amount	0.00
Net Fee	112.99
Narrative - Max Aggregate Offering Price	$ 738,000
Final Prospectus	true